Common Stock - Activity of Equity Shelf Program (Details) - USD ($)	12 Months Ended			21 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Class of Stock [Line Items]
Net proceeds	$ 461,828,000	$ 213,641,000	$ 139,245,000
Equity Shelf Program
Class of Stock [Line Items]
Gross proceeds				$ 158,180,343
Less: agent commissions				(1,581,803)
Net proceeds				$ 156,598,540
Number of shares sold (in shares)				2,302,407
Weighted average price per share (in USD per share)				$ 68.70